Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,359,049)	$ (3,574,974)	$ (5,758,369)	$ (7,039,155)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock and warrants for services	1,024,610	69,000	245,145	130,000
Issuance of convertible promissory notes for services				310,000
(Gain) loss on settlements, net		(14,289)	(14,101)	18,585
Foreign currency transaction loss (gain)	(82,411)	613,912	690,748	694,614
Depreciation expense	1,270	1,068	2,306	2,225
Amortization of debt discounts	307,085	303,813	389,673	853,459
Change in fair value of derivative liabilities	156,068	1,931,646	2,472,146	7,612
Gain on extinguishment of debt	(20,176)	(1,165,516)	(1,204,242)	(251,392)
Stock option expense				516,148
Reduction of put premium due to payment of debt				(80,769)
Stock option and restricted stock expense	150,208
Accretion of put premium	698,307	699,230	706,154	1,784,231
Changes in Assets and Liabilities:
GST receivable	3,024	(2,757)	489	1,636
Prepaid expenses and other assets	76,990	(53,104)	(83,296)	(29,842)
Accounts payable	(93,233)	(26,388)	(164,926)	732,794
Deferred rent	1,921
Employee benefit liability	15,829	177,232	188,326	28,052
Accrued expenses	(134,768)	(51,533)	377,846	(70,537)
Accrued interest	111,448	107,643	184,198	214,694
NET CASH USED IN OPERATING ACTIVITIES	(1,142,877)	(1,056,786)	(2,060,037)	(2,177,645)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment			(2,874)
NET CASH USED IN INVESTING ACTIVITIES			(2,874)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayments				(2,326)
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	1,130,000	1,054,089	1,369,000	2,890,080
Repayments of convertible promissory notes		(219,000)	(272,000)	(490,181)
Proceeds from the issuance of common stock		405,773	1,100,380
Fees associated with offering costs		(15,000)	(15,000)
Debt issuance cost			(63,850)
Proceeds from the exercise of warrants		30	30
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,130,000	1,225,892	2,118,560	2,396,488
Effect of exchange rate changes on cash	22,505	(62,827)	(73,175)	(267,965)
NET INCREASE IN CASH	9,628	104,617	(17,527)	(49,122)
CASH AT BEGINNING OF PERIOD	2,394	19,921	19,921	69,043
CASH AT END OF PERIOD	12,022	124,538	2,394	19,921
Cash paid during the year:
Interest	4,467	8,585	100,719	16,899
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	160,205	1,308,393	1,824,317	948,129
Conversion of convertible notes and accrued interest to common stock	318,768	2,508,421	3,350,783	2,770,187
Proceeds receivable from the issuance of common stock		168,787
Discounts related to warrants issued with convertible notes	375,904
Deferred financing costs associated with equity purchase agreement		298,923	318,059
Discounts related to derivative liability	115,000	50,000	180,000	543,744
Settlement of accounts payable for shares of common stock
Issue and amortization of common stock and warrants for services	1,024,610	69,000
Operating lease right-of-use asset and operating lease liability recorded on adoption of ASC 842	$ 46,696